DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2016
DISCONTINUED OPERATIONS
DISCONTINUED OPERATIONS
6.	DISCONTINUED OPERATIONS

The disposal described in Note 1 represents a strategic shift and has a major effect on the Group’s results of operations. The Group Buying Entities were accounted as discontinued operations in the consolidated financial statements for the years ended December 31, 2014 and 2015. A gain of $47,390,421 was recognized on the disposal.

The financial results of the Group Buying Entities are set out below:

	For the years ended December 31,
	2014	2015
	US$	US$

Net revenues	30,073,452	16,832,352
Cost of revenues	(7,040,383)	(2,927,148)

Gross profit	23,033,069	13,905,204

Operating expenses	(62,378,258)	(50,212,995)

Loss from operations	(39,345,189)	(36,307,791)

Gain from disposal of Group Buying Entities	-	47,390,421
Interest income	6,699	1,904
Interest expense	(11,798)	-
Other expenses, net	(196,288)	(8,599)

(Loss)/income before income tax	(39,546,576)	11,075,935
Provision for income tax	-	-

(Loss)/income from discontinuing operations attributable to owners of the Company	(39,546,576)	11,075,935